Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Shares issued price for cash	$ 4.00
Shares issued price for cash	4.00
Shares issued price for cash	$ 4.00
Balance at Dec. 31, 2022	$ 2,897	$ 16,738,031	$ (18,106,288)	$ 1,365,360
Balance, shares at Dec. 31, 2022	28,961,837
Net loss			(6,610,119)	(6,610,119)
Shares issued for services	$ 180	7,271,280		7,272,000
Stock Issued During Period, Shares, Issued for Services	1,800,000
Shares issued for cash		10,201		10,201
Stock Issued During Period, Shares, New Issues	1,250
PPP loan forgiveness		40,832		40,832
Balance at Dec. 31, 2023	$ 3,077	24,060,884	(24,716,407)	(652,446)
Balance, shares at Dec. 31, 2023	30,763,087
Balance at Dec. 31, 2023	$ 3,077	24,060,884	(24,716,407)	$ (652,446)
Balance, shares at Dec. 31, 2023	30,763,087
Shares issued price for service				$ 4.04
Shares issued price for cash	$ 8.00			$ 8.16
Net loss			(163,652)	$ (163,652)
Balance at Jun. 30, 2024	$ 3,077	24,060,884	(24,880,059)	(816,098)
Balance, shares at Jun. 30, 2024	30,763,087
Balance at Dec. 31, 2023	$ 3,077	24,060,884	(24,716,407)	(652,446)
Balance, shares at Dec. 31, 2023	30,763,087
Net loss			(3,753,268)	(3,753,268)
Shares issued for services	$ 21	2,558,415		2,558,500
Stock Issued During Period, Shares, Issued for Services	212,500
Shares issued for services	$ 28	3,002,890		3,003,000
Shares issued for services, shares	275,000
Shares issued for payable valued at $5.20	$ 3	155,988		156,000
Stock Issued During Period, Shares, Other	30,000
Shares issued for note settlement valued at $5.20	$ 6	315,080		315,104
Shares issued for note settlement, shares	60,597
Original issue discount for note(s)		(60,001)		(60,001)
Reverse split adjustment	$ (1)	1
Stock Issued During Period, Shares, Reverse Stock Splits	1,101
Balance at Dec. 31, 2024	$ 3,134	30,033,430	(28,469,675)	1,566,889
Balance, shares at Dec. 31, 2024	31,342,285
Balance at Mar. 31, 2024	$ 3,077	24,060,884	(24,519,698)	(455,737)
Balance, shares at Mar. 31, 2024	30,763,087
Net loss			(360,361)	(360,361)
Balance at Jun. 30, 2024	$ 3,077	24,060,884	(24,880,059)	$ (816,098)
Balance, shares at Jun. 30, 2024	30,763,087
Shares issued price for service				$ 12.04
Shares issued price for service, one				10.92
Shares issued price for payable				5.20
Shares issued price for note settlement				$ 5.20
Balance at Dec. 31, 2024	$ 3,134	30,033,430	(28,469,675)	$ 1,566,889
Balance, shares at Dec. 31, 2024	31,342,285
Net loss			4,620,795	4,620,795
Balance at Jun. 30, 2025	$ 3,134	30,033,430	(23,848,880)	6,187,684
Balance, shares at Jun. 30, 2025	31,342,285
Balance at Mar. 31, 2025	$ 3,134	30,033,430	(26,473,981)	3,562,583
Balance, shares at Mar. 31, 2025	31,342,285
Net loss			2,625,101	2,625,101
Balance at Jun. 30, 2025	$ 3,134	$ 30,033,430	$ (23,848,880)	$ 6,187,684
Balance, shares at Jun. 30, 2025	31,342,285